UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01728 Nicholas Fund, Inc. (Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202 (Address of principal executive offices) (Zip code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer 700 North Water Street Milwaukee, Wisconsin 53202 (Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 03/31/2007 Date of reporting period: 06/30/2006

Item 1. Schedule of Investments.

Nicholas Fund, Inc.
Schedule of Investments (unaudited)
	June 30, 2006

		VALUE
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COMMON STOCKS -	94.35%
	Consumer Discretionary - Consumer Durables & Apparel - 7.41%
1,150,000	D.R. Horton, Inc.	$ 27,393,000
700,000	Fortune Brands, Inc.	49,707,000
1,715,000	Helen of Troy Limited *	31,556,000
450,000	M.D.C. Holdings, Inc.	23,368,500
83,000	NVR, Inc. *	40,773,750
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		172,798,250
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	Consumer Discretionary - Consumer Services - 2.19%
122,000	California Pizza Kitchen, Inc. *	3,352,560
450,000	Six Flags, Inc. *	2,529,000
900,000	Yum! Brands, Inc.	45,243,000
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		51,124,560
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	Consumer Discretionary - Media - 0.92%
100,000	Comcast Corporation *	3,274,000
450,000	McClatchy Company (The) --Class A	18,054,000
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		21,328,000
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	Consumer Discretionary - Retail - 3.34%
200,000	Bed Bath & Beyond Inc. *	6,634,000
200,000	Home Depot, Inc. (The)	7,158,000
2,050,000	O'Reilly Automotive, Inc. *	63,939,500
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		77,731,500
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	Consumer Staples - Food & Staple Retail - 2.46%
1,280,000	Walgreen Co.	57,395,200
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	Consumer Staples - Food, Beverage & Tobacco - 5.13%
2,254,800	Constellation Brands, Inc. - Class A *	56,370,000
1,400,000	UST Inc.	63,266,000
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		119,636,000
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	Consumer Staples - Household & Personal Products - 2.29%
1,094,100	Alberto-Culver Company	53,304,552
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	Energy - 13.01%
1,040,000	Apache Corporation	70,980,000
700,000	BJ Services Company	26,082,000
200,000	CONSOL Energy Inc.	9,344,000
100,000	Devon Energy Corporation	6,041,000
820,000	EnCana Corporation	43,164,800
650,000	International Coal Group, Inc. *	4,673,500
700,000	Kayne Anderson Energy Total Return Fund, Inc.	16,527,000
700,000	Kayne Anderson MLP Investment Company	17,955,000
1,779,224	Kinder Morgan Management, LLC *	76,542,216
950,000	Nabors Industries, Ltd. *	32,100,500
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		303,410,016
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	Financials - Banks - 6.86%
1,200,000	Bank Mutual Corporation	14,664,000
200,000	Countrywide Financial Corporation	7,616,000
2,054,126	Marshall & Ilsley Corporation	93,955,723
1,450,000	North Fork Bancorporation, Inc.	43,746,500
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		159,982,223
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	Financials - Diversified - 7.84%
1,436,000	Affiliated Managers Group,Inc. *	124,774,040
850,000	American Express Company	45,237,000
150,000	Capital One Financial Corporation	12,817,500
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		182,828,540
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	Financials - Insurance - 14.92%
1,469	Berkshire Hathaway Inc.- Class A *	134,647,071
1,077,700	Mercury General Corporation	60,749,949

250,000	National Financial PartnersCorporation	11,077,500
100,000	Philadelphia ConsolidatedHolding Corp. *	3,036,000
1,449,900	Protective Life Corporation	67,594,338
2,074,312	W.R. Berkley Corporation	70,796,269
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		347,901,127
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	Health Care - Equipment - 2.16%
936,196	Medtronic, Inc.	43,926,316
150,000	Stryker Corporation	6,316,500
		--------------
		50,242,816
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	Health Care - Pharmaceuticals & Biotechnology - 2.84%
905,344	Fisher ScientificInternational Inc. *	66,135,379
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	Health Care - Services - 9.07%
801,087	Cardinal Health, Inc.	51,533,927
1,250,000	DaVita, Inc. *	62,125,000
2,202,037	Health Management Associates,Inc.	43,402,149
100,000	Patterson Companies, Inc. *	3,493,000
700,000	WellPoint, Inc. *	50,939,000
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		211,493,076
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	Industrials - Capital Goods - 6.61%
660,000	General Dynamics Corporation	43,203,600
235,600	Oshkosh Truck Corporation	11,195,712
1,350,000	Pentair, Inc.	46,156,500
1,950,000	Tyco International Ltd.	53,625,000
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		154,180,812
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	Industrials - Commerical Services & Supplies - 0.79%
500,000	Brady Corporation	18,420,000
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	Industrials - Transportation - 3.76%
750,000	FedEx Corporation	87,645,000
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	Information Technology - Hardware & Equipment - 1.29%
550,000	CDW Corporation	30,057,500
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	Materials - 1.45%
450,000	CEMEX, S.A. de C.V.	25,636,500
260,400	STEPAN COMPANY	8,223,432
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		33,859,932
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TOTAL Common Stocks	(COST: $ 1,296,611,812)	2,199,474,483
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SHORT-TERM INVESTMENTS - 5.48%
	Commercial Paper - 5.28%
$4,400,000	Kraft Foods Inc. 07/03/06, 5.14%	4,400,000
3,500,000	Prudential Financial, Inc. 07/05/06, 5.10%	3,499,008
1,900,000	CVS Corporation 07/06/06, 5.20%	1,899,177
1,771,000	Fiserv, Inc. 07/06/06, 5.20%	1,770,233
2,675,000	Sara Lee Corporation 07/06/06, 5.37%	2,673,803
4,250,000	John Deere Bank S.A. 07/07/06, 5.13%	4,247,578
3,200,000	Tribune Company 07/07/06, 5.10%	3,198,187
2,415,000	CVS Corporation 07/10/06, 5.20%	2,412,558
5,000,000	Walt Disney Company (The) 07/10/06, 5.04%	4,995,100
5,000,000	CVS Corporation 07/11/06, 5.18%	4,994,244
500,000	Fiserv, Inc. 07/11/06, 5.20%	499,422
1,500,000	Fiserv, Inc. 07/11/06, 5.25%	1,498,250
2,970,000	John Deere Capital Corporation 07/12/06, 5.11%	2,966,206
7,000,000	Fiserv, Inc. 07/13/06, 5.25%	6,989,792
4,500,000	General Electric Capital Corporation 07/14/06, 5.22%	4,492,823
2,175,000	AT&T Inc. 07/17/06, 5.20%	2,170,602
4,500,000	John Deere Capital Corporation 07/18/06, 5.17%	4,490,306
5,000,000	Sara Lee Corporation 07/18/06, 5.35%	4,988,854
2,510,000	Fiserv, Inc. 07/19/06, 5.30%	2,504,088
600,000	Fiserv, Inc. 07/19/06, 5.35%	598,573
6,800,000	AT&T Inc. 07/20/06, 5.21%	6,783,270
3,220,000	Barclays U.S. Funding LLC 07/24/06, 5.08%	3,210,458
5,000,000	Walt Disney Company (The) 07/25/06, 4.80%	4,984,661
965,000	CVS Corporation 07/26/06, 5.35%	961,702
2,125,000	Fiserv, Inc. 07/26/06, 5.45%	2,117,601
2,548,000	Fiserv, Inc. 07/27/06, 5.40%	2,538,827
4,640,000	John Deere Capital Corporation 07/28/06, 5.34%	4,622,793

1,880,000	Fiserv, Inc. 07/31/06, 5.45%	1,872,031
3,400,000	Fortune Brands, Inc. 08/01/06, 5.25%	3,385,621
5,900,000	Fortune Brands, Inc. 08/09/06, 5.24%	5,868,225
5,000,000	Citigroup Funding Inc. 08/11/06, 5.16%	4,972,050
5,000,000	Citigroup Funding Inc. 08/15/06, 5.185%	4,969,034
5,000,000	Barclays U.S. Funding LLC 08/16/06, 5.225%	4,968,069
3,600,000	Fortune Brands, Inc. 08/18/06, 5.37%	3,575,298
3,000,000	John Deere Capital Corporation 08/22/06, 5.37%	2,977,625
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		123,096,068
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	Variable Rate Demand Notes - 0.20%
4,605,527	Wisconsin Corporate Central Credit Union	4,605,527
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TOTAL Short-term Investments	(COST: $ 127,701,595)	127,701,595
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TOTAL SECURITY HOLDINGS - 99.82%		2,327,176,078

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OTHER ASSETS, NET OF LIABILITIES - 0.18%		4,284,007
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TOTAL NET ASSETS		$2,331,460,084
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% OF NET ASSETS
* NON-INCOME PRODUCING

As of June 30, 2006, investment cost for federal tax purposes was $1,425,886,187 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$961,168,319
Unrealized depreciation	(59,878,428)
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Net unrealized appreciation	$901,289,891
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For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Fund, Inc. By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer Date: 08/24/2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer Date: 08/24/2006 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 08/24/2006